PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Income Statement (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [line items]
Current service cost	€ (8)	€ (8)	€ (15)	€ (15)
Past service cost	0	(2)	0	(2)
Net interest	(2)	(2)	(5)	(4)
Immediate recognition of gains arising over the year	3	0	5	1
Administration expenses	(1)	0	(1)	(1)
Total	(8)	(12)	(16)	(21)
Pension Benefits
Disclosure of defined benefit plans [line items]
Current service cost	(6)	(6)	(11)	(11)
Past service cost	0	0	0	0
Net interest	(1)	(1)	(2)	(2)
Immediate recognition of gains arising over the year	0	0	0	0
Administration expenses	(1)	0	(1)	(1)
Total	(8)	(7)	(14)	(14)
Other Benefits
Disclosure of defined benefit plans [line items]
Current service cost	(2)	(2)	(4)	(4)
Past service cost	0	(2)	0	(2)
Net interest	(1)	(1)	(3)	(2)
Immediate recognition of gains arising over the year	3	0	5	1
Administration expenses	0	0	0	0
Total	€ 0	€ (5)	€ (2)	€ (7)